Shareholders' Equity - Summary of Changes in Shareholders' Equity (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2024 CNY (¥) shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 CNY (¥) shares
Class Of Stock [Line Items]
Balances	¥ 12,184,915		¥ 6,343,439
Net income	977,577		1,477,117
Exercise of share-based awards	39,312		46,655
Other comprehensive loss	(299,279)	$ (42,647)	(379,102)
Issuance of ordinary shares upon follow-on offering,net of issuance costs			3,395,190
Dividends paid and payable to noncontrolling interest holders	(22,503)		(21,552)
Acquisition of noncontrolling interests in subsidiaries	(26,819)
Share-based compensation	425,457		484,156
Balances	¥ 13,278,660	$ 1,892,195	¥ 11,345,903
Ordinary Shares
Class Of Stock [Line Items]
Balances (in shares) | shares	6,716,137,085	6,716,137,085	6,088,666,178
Balances	¥ 430		¥ 387
Exercise of share-based awards (in shares) | shares	22,221,416	22,221,416	19,117,294
Exercise of share-based awards	¥ 1		¥ 1
Issuance of ordinary shares upon follow-on offering, net of issuance costs (in shares) | shares			605,325,000
Issuance of ordinary shares upon follow-on offering,net of issuance costs			¥ 41
Balances (in shares) | shares	6,738,358,501	6,738,358,501	6,713,108,472
Balances	¥ 431	$ 62	¥ 429
Additional Paid In Capital [Member]
Class Of Stock [Line Items]
Balances	54,971,469		50,885,688
Exercise of share-based awards	39,311		46,654
Issuance of ordinary shares upon follow-on offering,net of issuance costs			3,395,149
Acquisition of noncontrolling interests in subsidiaries	3,706
Share-based compensation	425,457		484,156
Balances	55,439,943	7,900,129	54,811,647
AOCI Attributable to Parent
Class Of Stock [Line Items]
Balances	1,688,047		1,863,454
Other comprehensive loss	(299,055)		(379,795)
Balances	1,388,992	197,930	1,483,659
Accumulated Deficit
Class Of Stock [Line Items]
Balances	(44,573,428)		(46,498,897)
Net income	953,414		1,459,236
Balances	(43,620,014)	(6,215,802)	(45,039,661)
Noncontrolling Interests
Class Of Stock [Line Items]
Balances	98,397		92,807
Net income	24,163		17,881
Other comprehensive loss	(224)		693
Dividends paid and payable to noncontrolling interest holders	(22,503)		(21,552)
Acquisition of noncontrolling interests in subsidiaries	(30,525)
Balances	¥ 69,308	$ 9,876	¥ 89,829